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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 2, 2017

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company and
     Brighthouse Separate Account A
     File Nos. 333-200240/811-03365
     (Group Flexible Payment Variable Annuity - Flexible Bonus, Retirement Companion, Smart Choice)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2017 and Statement of Additional Information ("SAI") dated May 1, 2017 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 14, 2017.

If you have any questions, please contact me at (212) 578-4152.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company